Nature of Operations and Summary of Significant Accounting Policies - Summary of Franchise Revenue (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 15, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Recognized revenue	$ 1,704	$ 32,578	$ 33,555
As reported under ASC 606 [Member]
Disaggregation of Revenue [Line Items]
Recognized revenue	1,704	32,578	33,555
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Recognized revenue	1,687	32,306	33,301
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Recognized revenue	17	272	254
Restaurant Sales Revenues [Member] | As reported under ASC 606 [Member]
Disaggregation of Revenue [Line Items]
Recognized revenue	1,326	23,139	22,473
Restaurant Sales Revenues [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Recognized revenue	1,326	23,139	22,473
BF Commissary sales Revenues [Member] | As reported under ASC 606 [Member]
Disaggregation of Revenue [Line Items]
Recognized revenue	24	827	710
BF Commissary sales Revenues [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Recognized revenue	24	827	710
Sales based Royalties Revenues [Member] | As reported under ASC 606 [Member]
Disaggregation of Revenue [Line Items]
Recognized revenue	255	5,366	6,805
Royalty Brand Development And Coop Revenues [Member] | As reported under ASC 606 [Member]
Disaggregation of Revenue [Line Items]
Recognized revenue	74	1,441	1,720
Royalty Brand Development And Coop Revenues [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Recognized revenue	74	1,441	1,720
Initial Franchise Fees Revenues [Member] | As reported under ASC 606 [Member]
Disaggregation of Revenue [Line Items]
Recognized revenue	17	272	254
Initial Franchise Fees Revenues [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Recognized revenue	17	272	254
Initial Distinct Services Revenues [Member] | As reported under ASC 606 [Member]
Disaggregation of Revenue [Line Items]
Recognized revenue	8	90	204
Initial Distinct Services Revenues [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Recognized revenue	8	90	204
Rebate Revenues [Member] | As reported under ASC 606 [Member]
Disaggregation of Revenue [Line Items]
Recognized revenue		750	564
Terminated Franchise Revenues [Member] | As reported under ASC 606 [Member]
Disaggregation of Revenue [Line Items]
Recognized revenue		693	825
Terminated Franchise Revenues [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Recognized revenue		693	825
Royalty And Other Revenues [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Recognized revenue	$ 255	$ 6,116	$ 7,369